Income Tax - Schedule of Aggregate Change in the Balance of Gross Unrecognized Tax Benefits (Details) - CNY (¥)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Aggregate Change in the Balance of Gross Unrecognized Tax Benefits [Abstract]
Balance at beginning of the period	¥ 1,026,964	¥ 1,026,964
Increases related to tax positions change
Balance at end of the period	¥ 1,026,964	¥ 1,026,964